Shareholder Fees - VIPGrowthIncomePortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth and Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)